Other Current Assets	6 Months Ended
Feb. 28, 2019
Other Current Assets [Abstract]
Other Current Assets

5. OTHER CURRENT ASSETS

		August 31, 2018
	February 28, 2019	(restated, note 2)
	$	$
Prepaid expenses	122	104
Costs incurred to obtain or fulfill a contract with a customer(1)	53	48
Wireless handset receivables(2)	157	121
	332	273
(1)	Costs incurred to obtain or fulfill a contract with a customer are capitalized and subsequently amortized as an expense over the average life of a customer.
(2)	As described in the revenue and expenses accounting policy detailed in the significant accounting policies disclosed in the Company’s consolidated financial statements for the year ended August 31, 2018, these amounts relate to the current portion of wireless handset receivables.